Nature of Operations Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax expense, deferred [Line Items]
Deferred Income Tax Expense (Benefit)	$ (7.5)	$ 45.9	$ (47.1)